Consolidated Balance Sheets - CAD CAD in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash	CAD 7,498	CAD 2,036
Accounts receivable	132,156	199,745
Deferred financial assets	71,438	215,706
Other current assets	9,953	8,241
Total	221,045	425,728
Property, plant and equipment:
Oil and natural gas properties (full cost method)	1,166,587	2,632,474
Other capital assets, net	19,686	20,591
Property, plant and equipment	1,186,273	2,653,065
Goodwill	657,831	624,390
Deferred income tax asset	516,085	297,312
Deferred financial assets		30,997
Total Assets	2,581,234	4,031,492
Current liabilities
Accounts payable	239,950	351,006
Dividends payable	6,196	18,516
Current portion of long-term debt		98,933
Deferred financial liabilities	4,100	10,826
Total	250,246	479,281
Deferred financial liabilities	3,193	2,396
Long-term debt	1,223,682	1,037,997
Asset retirement obligation	206,359	288,692
Total	1,433,234	1,329,085
Total Liabilities	1,683,480	1,808,366
Shareholders' Equity
Share capital - authorized unlimited common shares, no par value Issued and outstanding: December 31, 2015 - 207 million shares December 31, 2014 - 206 million shares	3,133,524	3,120,002
Paid-in capital	56,176	46,906
Accumulated deficit	(2,694,618)	(1,039,260)
Accumulated other comprehensive income/(loss)	402,672	95,478
Total	897,754	2,223,126
Total Liabilities & Equity	CAD 2,581,234	CAD 4,031,492
Commitments, Contingencies and Guarantees